Goodwill and other intangible assets	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Goodwill and other intangible assets

13. Goodwill and other intangible assets

	Goodwill $m	Brands $m	Software $m	Management contracts Restated $m	Other intangibles Restated $m	Total $m
Cost
At 1 January 2017	370	193	583	71	10	1,227
Additions	—	—	168	—	4	172
Capitalised interest	—	—	6	—	—	6
Disposals	—	—	(14)	—	—	(14)
Exchange and other adjustments	7	—	2	—	(1)	8

At 31 December 2017	377	193	745	71	13	1,399
Acquisition of businesses (note 11)	83	58	0	6	0	147
Additions	0	0	107	0	5	112
Capitalised interest	0	0	5	0	0	5
Disposals	0	0	(72)	0	0	(72)
Exchange and other adjustments	(5)	(1)	(4)	0	0	(10)

At 31 December 2018	455	250	781	77	18	1,581

Amortisation and impairment
At 1 January 2017	(138)	—	(223)	(5)	(3)	(369)
Provided	—	—	(40)	(2)	(1)	(43)
System Fund expense	—	—	(30)	—	—	(30)
Disposals	—	—	14	—	—	14
Exchange and other adjustments	(2)	—	(2)	—	—	(4)

At 31 December 2017	(140)	—	(281)	(7)	(4)	(432)
Provided	0	0	(36)	(3)	(1)	(40)
System Fund expense	0	0	(37)	0	0	(37)
Disposals	0	0	67	0	0	67
Exchange and other adjustments	(2)	0	6	0	0	4

At 31 December 2018	(142)	0	(281)	(10)	(5)	(438)

Net book value
At 31 December 2018	313	250	500	67	13	1,143
At 31 December 2017	237	193	464	64	9	967
At 1 January 2017	232	193	360	66	7	858

Goodwill and brands

During the year, the Group acquired Regent and the UK portfolio (see note 11) resulting in the recognition of goodwill of $83m and brands of $58m, together with management contracts of $6m. The Kimpton acquisition in 2015 resulted in the recognition of goodwill of $167m, brands of $193m and management contracts of $71m.

The Regent and Kimpton brands are both considered to have an indefinite life given their strong brand awareness and reputation, and management’s commitment to continued investment in their growth. The brands are protected by trademarks and there are not believed to be any legal, regulatory or contractual provisions that limit the useful lives of the brands. In the hotel industry there are a number of brands that have existed for many years and IHG has brands that are over 60 years old.

The Group tests goodwill and indefinite life intangible assets for impairment annually, or more frequently if there are any indicators that an impairment may have arisen.

The year-end carrying value of goodwill and indefinite life brands have been allocated to cash-generating units (CGUs) for impairment testing purposes as follows:

	2018		2017
	Goodwill $m	Brands $m	Goodwill $m	Brands $m
CGU
Americas Managed	69	203	63	193
Americas Franchised	37	0	37	—
EMEAA – Europe Managed	29	13	21	—
EMEAA – Europe Franchised	10	0	10	—
EMEAA – rest of region	113	23	106	—
Greater China	7	11	—	—

Allocated to CGUs (including Regent)	265	250	237	193
UK portfolio	48	0	—	—

	313	250	237	193

The UK portfolio goodwill remained unallocated at 31 December 2018 pending completion of the portfolio acquisition in early 2019.

The goodwill relating to the Regent and UK portfolio acquisitions are included in the Group statement of financial position at their acquisition date fair value. Otherwise, the recoverable amounts of the CGUs have been determined from value in use calculations. These calculations include a three-year period using pre-tax cash flow forecasts derived from the most recent financial budgets approved by management, incorporating growth rates based on management’s past experience and industry growth forecasts. The key assumptions that underpin the financial budgets are RevPAR growth and net System size growth. RevPAR is based on market forecasts provided by Oxford Economics adjusted for historical experience of how the Group has performed compared to these expectations. Cash flows beyond the three-year period are extrapolated using terminal growth rates that do not exceed the average long-term growth rates for the relevant markets. A 10% contingency factor is applied to reduce all cash flow projections before being discounted using pre-tax rates that are based on the Group’s weighted average cost of capital adjusted to reflect the risks specific to the business model and territory of the CGU being tested.

The terminal growth rates and discount rates used, which are considered to be key assumptions, are as follows:

	2018		2017
	Terminal growth rate %	Discount rate %	Terminal growth rate %	Discount rate %
Americas Managed	2.0	10.5	2.0	10.4
Americas Franchised	2.0	9.6	2.0	9.4
EMEAA – Europe Managed	2.0	11.4	2.0	10.8
EMEAA – Europe Franchised	2.0	10.5	2.0	9.8
EMEAA – rest of region	3.5	13.4	3.5	14.1
Greater China	2.5	12.3	2.5	13.6

Impairment was not required at either 31 December 2018 or 31 December 2017.

Given the contingency factor applied to the cash flow projections and the significant amounts by which the recoverable amounts of the CGUs exceed their carrying amounts, management have determined that impairment charges would not arise from reasonably possible changes in the key assumptions.

Software

Software includes $273m relating to the development of the next-generation Guest Reservation System with Amadeus. Of this amount $109m relating to Phase 2 of the project was not amortised during the year as it has not been completed and rolled out to hotels.

Substantially all software additions are internally developed.

Management contracts

Management contracts comprise $61m (2017: $64m) in respect of Kimpton and $6m (2017: $nil) in respect of Regent.

The weighted average remaining amortisation period for all management contracts is 25 years (2017 restated: 27 years).